RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Schedule of restatement of previously issued statement of cash flows (Details) - CIK000178115 Alussa Energy Acquisition Corp - USD ($)	1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss		$ (30,918,750)	$ 8,943,386	$ (4,779,782)	$ (7,580,615)
Accounts payable and accrued expenses		4,728,073	66,527	5,224	3,400,239
Change in fair value of warrant liabilities	$ 10,781,250	25,593,750	(7,668,750)	3,937,500	4,393,750
Net cash used in operating activities		(586,958)	(402,163)	(228,898)	(1,911,404)
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption				247,917,190	0
Change in fair value of Class A ordinary shares subject to possible redemption		$ (30,918,749)	$ 8,943,381	3,721,225	7,580,621
As Originally Reported [Member]
Cash Flows from Operating Activities:
Net loss				209,708	(3,186,865)
Net cash used in operating activities				(228,898)	(1,911,404)
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption				274,942,190
Change in fair value of Class A ordinary shares subject to possible redemption				216,268	(3,186,861)
Adjustments [Member]
Cash Flows from Operating Activities:
Net loss				(4,989,490)	(4,393,750)
Accounts payable and accrued expenses				1,051,990
Change in fair value of warrant liabilities				3,937,500	4,393,750
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption				(27,025,000)
Change in fair value of Class A ordinary shares subject to possible redemption				(3,937,493)	(4,393,760)
As Restated [Member]
Cash Flows from Operating Activities:
Net loss				(4,779,782)	(7,580,615)
Accounts payable and accrued expenses				1,051,990
Change in fair value of warrant liabilities				3,937,500	4,393,750
Net cash used in operating activities				(228,898)	(1,911,404)
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption				247,917,190
Change in fair value of Class A ordinary shares subject to possible redemption				$ (3,721,225)	$ (7,580,621)